15. Reserve for Share-Based Payments: Schedule of Stock Option Activity Table (Details) - Stock Options - $ / shares		12 Months Ended
	Jun. 29, 2022	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Number Of Options Outstanding		807,771	1,462,407	1,620,489	820,000
Weighted Average Exercise Price Outstanding		$ 3.96	$ 7.53	$ 7.23	$ 2.5
Number Of Options Granted		250,000	350,000	1,269,386
Weighted Average Exercise Price Granted		$ 2.25	$ 2.5	$ 7.5
Number Of Options Cancelled Beginning		(854,636)	(148,082)	(168,897)
Weighted Average Exercise Price Cancelled Beginning		$ 7.5	$ 7.5	$ 7.5
Number Of Options Cancelled Ending	(168,897)	(50,000)	(360,000)	(300,000)
Weighted Average Exercises Price Cancelled		$ 2.5	$ 2.5	$ 2.5
Number Of Options Exercisable End Of Year		620,271	1,462,407	1,070,246
Weighted Average Exercise Price Exercisable End Of Year		$ 4.23	$ 7.53	$ 6.08